S000047073 [Member] Expense Example - AB Global Core Equity Portfolio	Jun. 30, 2026 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 283	[1]
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	1,916
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	527
Expense Example, with Redemption, 3 Years	742
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	$ 1,642

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.